Equity Compensation - Summary of Stock Options Outstanding and Exercisable (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	2,303	3,731	5,152
Weighted average remaining contractual life of options outstanding (years)	1 year 3 months 18 days
Weighted average exercise price of options outstanding	$ 6.05	$ 5.94	$ 5.02
Number of options exercisable | shares	2,303
Weighted average exercise price of options exercisable	$ 6.05
$1.50-$2.35
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	476
Weighted average remaining contractual life of options outstanding (years)	2 months 12 days
Weighted average exercise price of options outstanding	$ 2.35
Number of options exercisable | shares	476
Weighted average exercise price of options exercisable	$ 2.35
$1.50-$2.35 | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	1.50
$1.50-$2.35 | Top of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	$ 2.35
$4.55 - $5.00
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	649
Weighted average remaining contractual life of options outstanding (years)	1 year 3 months 18 days
Weighted average exercise price of options outstanding	$ 4.90
Number of options exercisable | shares	649
Weighted average exercise price of options exercisable	$ 4.90
$4.55 - $5.00 | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	4.55
$4.55 - $5.00 | Top of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	$ 5.00
$8.05 - $11.07
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Number of options outstanding | shares	1,178
Weighted average remaining contractual life of options outstanding (years)	1 year 8 months 12 days
Weighted average exercise price of options outstanding	$ 8.18
Number of options exercisable | shares	1,178
Weighted average exercise price of options exercisable	$ 8.18
$8.05 - $11.07 | Bottom of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	8.05
$8.05 - $11.07 | Top of Range
Disclosure Of Issued Capital Equity Compensation And Warrants [Line Items]
Exercise price of options outstanding	$ 11.07